FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest income and bank fees, net	$ (2,785)	$ (573)	$ (409)
Foreign currency translation adjustments	(1,586)	147	27
Other expense (income)	0	3	(3)
Financial income, net	$ (4,371)	$ (423)	$ (385)